FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Colony Capital Management, Inc.
Address: 3060 Peachtree Road NW
         Suite 1550
         Atlanta, GA  30305

13F File Number:  028-06590

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     T. Marion Slaton
Title:    Principal
Phone:    404-365-5050
Signature, Place, and Date of Signing:

    T. Marion Slaton     Atlanta, Georgia       May 7, 2007


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       90

Form 13F Information Table Value Total:       $117,558



List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Corp                      COM              00206R102     2327    59017 SH       SOLE                             59017
Aaron Rents Inc                COM              002535201      393    14856 SH       SOLE                             14856
Abbott Laboratories            COM              002824100      524     9395 SH       SOLE                              9395
Accenture Ltd                  COM              g1150g111     1466    38050 SH       SOLE                             38050
Adobe Systems Inc              COM              00724F101      208     5000 SH       SOLE                              5000
Agilent Technologies Inc       COM              00846U101     1105    32800 SH       SOLE                             32800
Alltel Corp                    COM              020039103     1054    17000 SH       SOLE                             17000
Altria Group Inc               COM              02209S103      541     6165 SH       SOLE                              6165
American International Group   COM              026874107      730    10856 SH       SOLE                             10856
Amgen Inc                      COM              031162100      422     7545 SH       SOLE                              7545
Amphenol Corp-CL A             COM              032094203     2433    37675 SH       SOLE                             37675
Avery-Dennison Corp            COM              053611109      373     5800 SH       SOLE                              5800
BB&T Corporation               COM              054937107      568    13839 SH       SOLE                             13839
Baker Hughes Inc               COM              057224107     1215    18375 SH       SOLE                             18375
Bank of America Corp           COM              060505104     4961    97233 SH       SOLE                             97233
Bank of New York Co Inc        COM              064057102     1419    35000 SH       SOLE                             35000
Best Buy Co Inc                COM              086516101     1554    31902 SH       SOLE                             31902
Burlington Northern Santa Fe   COM              12189T104     1134    14100 SH       SOLE                             14100
CVS/Caremark Corp              COM              126650100      420    12291 SH       SOLE                             12291
Chevron Corp                   COM              166764100     2201    29762 SH       SOLE                             29762
Cisco Systems Inc              COM              17275R102     2525    98895 SH       SOLE                             98895
Citigroup Inc                  COM              172967101     1901    37032 SH       SOLE                             37032
Coach Inc                      COM              189754104     4054    80993 SH       SOLE                             80993
Coca Cola Co                   COM              191216100      886    18468 SH       SOLE                             18468
Commscope                      COM              203372107      957    22300 SH       SOLE                             22300
ConocoPhillips                 COM              20825C104     1326    19400 SH       SOLE                             19400
Costco Wholesale Corp          COM              22160K105      282     5230 SH       SOLE                              5230
Danaher Corp                   COM              235851102     1987    27815 SH       SOLE                             27815
Dell Inc                       COM              24702R101     2386   102779 SH       SOLE                            102779
Dow Chemical Co                COM              260543103      362     7900 SH       SOLE                              7900
EMC Corp - Mass                COM              268648102      183    13200 SH       SOLE                             13200
Exxon Mobil Corp               COM              30231G102     2963    39275 SH       SOLE                             39275
Fannie Mae                     COM              313586109      431     7900 SH       SOLE                              7900
Garmin Ltd                     COM              G37260109     1844    34050 SH       SOLE                             34050
General Electric Co            COM              369604103     4249   120158 SH       SOLE                            120158
Gilead Sciences Inc.           COM              375558103     1504    19625 SH       SOLE                             19625
Global Payments                COM              37940X102      864    25375 SH       SOLE                             25375
Goldman Sachs Group Inc        COM              38141g104     2131    10315 SH       SOLE                             10315
Harris Corp                    COM              413875105     1079    21175 SH       SOLE                             21175
Health Management Assoc Inc    COM              421933102      256    23524 SH       SOLE                             23524
Home Depot Inc                 COM              437076102     2367    64433 SH       SOLE                             64433
Illinois Tool Works Inc        COM              452308109     1331    25800 SH       SOLE                             25800
International Business Machine COM              459200101      323     3429 SH       SOLE                              3429
Intuit Inc                     COM              461202103      925    33800 SH       SOLE                             33800
JPMorgan Chase & Co            COM              46625H100     1482    30625 SH       SOLE                             30625
John H Harland Co              COM              412639310      489     9539 SH       SOLE                              9539
Johnson & Johnson              COM              478160104     3306    54864 SH       SOLE                             54864
Kellogg Co                     COM              487836108     1365    26550 SH       SOLE                             26550
Lam Research Corp              COM              512807108     1139    24050 SH       SOLE                             24050
Lehman Brothers Holding Inc    COM              524908100     2621    37408 SH       SOLE                             37408
Lennar Corp                    COM              526057104     1062    25155 SH       SOLE                             25155
Lowe's Companies               COM              548661107      573    18200 SH       SOLE                             18200
McGraw-Hill Companies Inc      COM              580645109     1532    24370 SH       SOLE                             24370
Medtronic Inc                  COM              585055106      969    19750 SH       SOLE                             19750
Merrill Lynch & Co             COM              590188108     1762    21575 SH       SOLE                             21575
Microsoft Corp                 COM              594918104     2134    76571 SH       SOLE                             76571
Morgan Stanley                 COM              617446448     1318    16740 SH       SOLE                             16740
Nike Inc Cl B                  COM              654106103      562     5290 SH       SOLE                              5290
Nordstrom Inc                  COM              655664100     1286    24300 SH       SOLE                             24300
Northern Trust Corp.           COM              665859104      789    13120 SH       SOLE                             13120
Omnicom Group                  COM              681919106     1339    13075 SH       SOLE                             13075
Penney, J C Inc                COM              708160106     1430    17400 SH       SOLE                             17400
Pfizer Inc                     COM              717081103      477    18900 SH       SOLE                             18900
Praxair Inc                    COM              74005P104     1363    21650 SH       SOLE                             21650
Procter & Gamble Co            COM              742718109     2865    45356 SH       SOLE                             45356
Reliance Steel                 COM              759509102     1512    31250 SH       SOLE                             31250
Sandisk Corp                   COM              80004C101      471    10750 SH       SOLE                             10750
Schering Plough Corp           COM              806605101      265    10375 SH       SOLE                             10375
Smith International Inc        COM              832110100      453     9428 SH       SOLE                              9428
Southern Co                    COM              842587107      659    17968 SH       SOLE                             17968
St Jude Medical Inc            COM              790849103      556    14780 SH       SOLE                             14780
Stryker Corp                   COM              863667101      470     7080 SH       SOLE                              7080
SunTrust Banks Inc             COM              867914103      726     8748 SH       SOLE                              8748
United Parcel Service -CL B    COM              911312106     1285    18325 SH       SOLE                             18325
United Technologies Corp       COM              913017109     3533    54354 SH       SOLE                             54354
UnitedHealth Group Inc         COM              91324p102      927    17500 SH       SOLE                             17500
Wachovia Corp                  COM              929903102      916    16635 SH       SOLE                             16635
Wal-Mart Stores Inc            COM              931142103     1975    42060 SH       SOLE                             42060
Walgreen Co                    COM              931422109     1030    22450 SH       SOLE                             22450
Wellpoint Health Networks      COM              94973V107     1330    16400 SH       SOLE                             16400
Wellpoint Inc                  COM              94973V107      965    11900 SH       SOLE                             11900
Wells Fargo Company            COM              949746101     2246    65230 SH       SOLE                             65230
Wyeth                          COM              983024100     2421    48385 SH       SOLE                             48385
XTO Energy Inc                 COM              98385X106     2309    42129 SH       SOLE                             42129
American EuroPacific Growth Fu                  298706102      272 5672.312000SH     SOLE                        5672.312000
American High Income Tr SBI                     026547109      181 14276.877000SH    SOLE                        14276.877000
American Wash Mutual Invst-A                    939330106      298 8503.898000SH     SOLE                        8503.898000
Columbia Marsico Growth Fd Cl                   638914473      278 13757.779000SH    SOLE                        13757.779000
Munder Midcap Core Growth Fd C                  626124283      228 8609.472000SH     SOLE                        8609.472000
New Perspective Fund Cl A                                      226 7000.119000SH     SOLE                        7000.119000